HIGHLAND FUNDS I

Highland Floating Rate Opportunities Fund

Supplement dated May 2, 2013 to the Summary Prospectus for Highland Floating Rate Opportunities Fund and the Prospectus and Statement of Additional Information for Highland Floating Rate Opportunities Fund, Highland Long/Short Equity Fund and Highland Long/Short Healthcare Fund, each dated November 1, 2012, as supplemented from time to time

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information and should be read in conjunction with the Summary Prospectus, Prospectus and Statement of Additional Information.

Effective May 17, 2013, the Adviser has contractually agreed to extend the Expense Cap on total annual operating expenses for Highland Floating Rating Opportunities Fund, as described in the Summary Prospectus and the Prospectus, from October 31, 2013 to October 31, 2014.

Accordingly, references to “October 31, 2013” in the following locations are replaced with “October 31, 2014”:

  footnote 2 to the Annual Fund Operating Expenses table on page 4 of the Prospectus